Schedule of balance sheet and consolidated statements of Via Varejos cash flows before eliminations (Details) - BRL (R$) R$ in Millions		5 Months Ended	12 Months Ended
		May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total current assets			R$ 17,872	R$ 17,857
Total noncurrent assets			31,571	35,654
Total assets			49,443	53,511
Total current liabilities			16,550	18,699
Total noncurrent liabilities			16,513	18,005
Shareholders' equity			16,380	16,807	R$ 13,548	R$ 13,159
Total liabilities and shareholders' equity			49,443	53,511
Cash flow provided by (used in) operating activities			2,728	4,742	1,135
Net cash provided by (used in) investing activities			(77)	(4,291)	(3,266)
Net cash provided by (used in) financing activities			(2,743)	(281)	1,894
Cash variation in the period			R$ (92)	R$ 170	R$ (237)
Discontinued operations [member] | Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Total current assets	[1]	R$ 9,871
Total noncurrent assets	[1]	16,266
Total assets	[1]	26,137
Total current liabilities	[1]	13,484
Total noncurrent liabilities	[1]	7,375
Shareholders' equity	[1]	5,278
Total liabilities and shareholders' equity	[1]	26,137
Cash flow provided by (used in) operating activities		(2,640)
Net cash provided by (used in) investing activities		(234)
Net cash provided by (used in) financing activities		(651)
Cash variation in the period		R$ (3,525)

[1]	Prior to elimination of GPA related party balances.